Leasing - Contractual flows of lease liability and costs (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Discounting effect	kr (3)	kr (3)
Lease liabilities	147	153	kr 19
Cash outflow	27	31
Within 1 year
Leases
Undiscounted lease payments	28	21
Between 1 and 5 years
Leases
Undiscounted lease payments	kr 122	122
More than 5 years
Leases
Undiscounted lease payments		kr 13